Accounts Payable, Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Amounts related to accounts payable, accrued expenses and other current liabilities as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

Trade accounts payable	$648,921	$530,702
Accrued payroll liabilities	18,502	9,404
Accrued operating expenses	209,439	177,204
Accrued interest	40,792	78,393
Accrued commissions payable from 2022 MSSP Consideration	25,000	25,000
Product return allowance	87	777
	$942,741	$821,480

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Amounts related to accounts payable, accrued expenses and other current liabilities as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Trade accounts payable	$530,702	$468,803
Accrued payroll liabilities	9,404	17,827
Accrued operating expenses	177,204	90,462
Accrued interest	78,393	161,171
Accrued commissions payable from 2022 MSSP Consideration	25,000	25,000
Product return allowance	777	2,049
	$821,480	$765,312